Deferred Income Tax (Tables)	12 Months Ended
Mar. 31, 2019
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Changes of Net Deferred Tax Assets and Liabilities

The changes of net deferred tax assets and liabilities for the fiscal years ended March 31, 2019 and 2018 were as follows:

	For the fiscal year ended March 31,
	2019	2018
	(In millions)
At beginning of period(1)	¥(321,493)	¥(238,240)
Deferred tax benefit (expense)	(10,623)	(1,036)
Deferred tax relating to other comprehensive income:
Remeasurements of defined benefit plans reserve	12,407	(22,492)
Available-for-sale financial asset reserve	—	(99,383)
Financial instruments at fair value through other comprehensive income reserve	108,090	—
Exchange differences on translating foreign operations reserve	474	3,137
Acquisition and disposal of subsidiaries and businesses	(16,391)	(17,196)
Reclassification to assets held for sale(2)	—	(5,540)
Exchange differences and others	(2,756)	2,445

At end of period	¥(230,292)	¥(378,305)

(1)

The net deferred tax assets and liabilities at the beginning of period for the fiscal year ended March 31, 2019 are calculated under IFRS 9 and IFRS 15. For additional information, refer to Note 2 “Summary of Significant Accounting Policies.”

(2)

The SMBC Group reclassified net deferred tax assets of ¥5,540 million allocated to Sumitomo Mitsui Finance and Leasing Company, Limited and its subsidiaries to assets held for sale at March 31, 2018. For additional information, refer to Note 50 “Assets and Disposal Groups Held for Sale.”

Deferred Tax Assets and Liabilities

The deferred tax assets and liabilities at March 31, 2019 and 2018 were attributable to the following items:

	At March 31,
	2019	2018
	(In millions)
Deferred tax assets:
Loans and advances	¥286,752	¥206,928
Derivative financial instruments	48,821	59,530
Tax losses carried forward	44,518	24,082
Provision for interest repayment	37,845	36,779
Retirement benefits	10,254	9,204
Investment securities	754	1,243
Other deductible temporary differences	112,092	152,891

Total deferred tax assets	541,036	490,657

Deferred tax liabilities:
Investment securities	572,369	680,425
Goodwill and intangible assets	71,265	81,076
Property, plant and equipment	57,607	28,786
Lease transactions	10,381	10,866
Retirement benefits	3,224	19,484
Other taxable temporary differences	56,482	48,325

Total deferred tax liabilities	771,328	868,962

Net deferred tax liabilities(1)	¥(230,292)	¥(378,305)

(1)

Deferred tax assets and deferred tax liabilities are offset in the consolidated statements of financial position if the entity has a legally enforceable right to set off current tax assets against current tax liabilities, and the deferred tax assets and the deferred tax liabilities relate to income taxes levied by the same taxation authority on the same taxable entity.

Amounts of Deductible Temporary Differences and Tax Losses Carried Forward by Expiration Date

The following table shows the amounts of deductible temporary differences and tax losses carried forward by expiration date at March 31, 2019 and 2018 for which no deferred tax assets were recognized.

	At March 31,
	2019	2018
	(In millions)
Deductible temporary differences	¥ 414,953	¥445,649
Tax losses carried forward which will expire in 1 year	153,865	224,298
2 years	250,892	209,109
3 years	63,571	252,812
4 years	56,043	70,222
5 years	47,562	140,879
6 years	26,276	59,791
7 years	13,231	44,575
8 years	60,093	16,279
9 years	—	59,367
10 years and thereafter	146,206	367

Total deductible temporary differences and tax losses carried forward(1)	¥1,232,692	¥1,523,348

(1)

Under the consolidated corporate-tax system, the Company and its wholly owned domestic subsidiaries recognized deferred tax assets relating to deductible temporary differences and tax losses carried forward on a consolidated basis for Japanese national corporation tax purposes and on a stand-alone basis for Japanese local corporation tax purposes. There are deductible temporary differences and tax losses carried forward on which deferred tax assets are recognized for Japanese national corporation tax purposes, but on which no deferred tax assets are recognized for Japanese local corporation tax purposes. These deductible temporary differences and tax losses carried forward amounted to ¥405,615 million and ¥421,319 million at March 31, 2019 and 2018, respectively.

Deferred Tax Expense

Deferred tax expense for the fiscal years ended March 31, 2019 and 2018 was attributable to the following temporary differences and tax losses carried forward:

	For the fiscal year ended March 31,
	2019	2018
	(In millions)
Property, plant and equipment	¥(28,338)	¥(1,137)
Investment securities	25,226	(34,881)
Goodwill and intangible assets	22,451	7,809
Tax losses carried forward	21,016	(3,448)
Derivative financial instruments	(10,110)	9,296
Loans and advances	(7,956)	6,092
Retirement benefits	5,102	(2,604)
Provision for interest repayment	1,066	(3,840)
Lease transactions	278	5,223
Other temporary differences—net	(39,358)	16,454

Total deferred tax benefit (expense)	¥(10,623)	¥(1,036)